STOCK OPTION AND STOCK UNIT PLANS (Details 3) (CAD) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
PERFORMANCE STOCK UNITS
STOCK OPTION AND STOCK UNIT PLANS
Period of performance cycle	3 years
Period prior to the maturity of the grant for which weighted average share price is used to calculate cash awards	20 days
Performance multiplier	2
Outstanding stock units
Units outstanding at beginning of year (in shares)	937
Units granted (in shares)	307
Units matured (in shares)	(627)
Dividend reinvestment (in shares)	35
Units outstanding at end of year (in shares)	652	937
Weighted Average Remaining Contractual Life (years)
Units outstanding at end of year	1 year 6 months
Aggregate Intrinsic Value
Units outstanding at end of year (in Canadian dollars)	56
Stock units, additional disclosures
Total amount paid (in Canadian dollars)	25	17	14
Compensation expense (in Canadian dollars)	49	42	27
Unrecognized compensation expense related to non-vested units granted (in Canadian dollars)	25
Weighted average period over which compensation cost is expected to be recognized	2 years
PERFORMANCE STOCK UNITS | Minimum
STOCK OPTION AND STOCK UNIT PLANS
Performance multiplier	0
PERFORMANCE STOCK UNITS | Maximum
STOCK OPTION AND STOCK UNIT PLANS
Performance multiplier	2
RESTRICTED STOCK UNITS
STOCK OPTION AND STOCK UNIT PLANS
Maturity period	35 months
Period prior to the maturity of the grant for which weighted average share price is used to calculate cash awards	20 days
Outstanding stock units
Units outstanding at beginning of year (in shares)	1,902
Units granted (in shares)	891
Units cancelled (in shares)	(114)
Units matured (in shares)	(939)
Dividend reinvestment (in shares)	79
Units outstanding at end of year (in shares)	1,819	1,902
Weighted Average Remaining Contractual Life (years)
Units outstanding at end of year	1 year 6 months
Aggregate Intrinsic Value
Units outstanding at end of year (in Canadian dollars)	78
Stock units, additional disclosures
Total amount paid (in Canadian dollars)	37	39	24
Compensation expense (in Canadian dollars)	32	31	29
Unrecognized compensation expense related to non-vested units granted (in Canadian dollars)	37
Weighted average period over which compensation cost is expected to be recognized	2 years